Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Beginning balance	$ 4,858	$ 1,154
Additions	1,003	3,406
Amounts used during the period	(888)	(152)
Pension, Reversals	(577)	(323)
OCI	(186)	773
Ending balance	4,211	4,858
Non current provisions beginning balance	3,430	560
Non current provisions additions	314	2,186
Non current provisions Amounts used during period	(888)
Non current provisions Reversals	0	0
Non current provisions OCI	(175)	683
Non current provisions Ending balance	2,681	3,430
Current provisions beginning balance	1,427	594
Current provisions additions	688	1,220
Current provisions Amounts used during period		(152)
Current provisions Reversals	(577)	(323)
Current provisions OCI	(11)	89
Current provisions Ending balance	1,528	1,427
Pension [member]
Disclosure of defined benefit plans [line items]
Beginning balance	2,193	560
Pension, Additions	314	949
Pension, Amounts used during the period	(54)
OCI	(175)	683
Ending balance	2,278	2,193
Loss on Contract [member]
Disclosure of defined benefit plans [line items]
Loss on contract, Beginning balance	1,876
Loss on contract, Additions		1,876
Loss on contract, Amounts used during the period	(834)
Loss on contract, Reversals	0	0
Loss on contract, OCI	1
Loss on contract, Ending balance	1,043	1,876
Employee Litigation and Severance [member]
Disclosure of defined benefit plans [line items]
Employee litigation and severance, Beginning balance	1	121
Employee litigation and severance, Additions	43	29
Employee litigation and severance, Amounts used during the period		(50)
Employee litigation and severance, Reversals	(1)	(108)
Employee litigation and severance, OCI	(2)	9
Employee litigation and severance, Ending balance	41	1
Commercial litigation [member]
Disclosure of defined benefit plans [line items]
Additions	600
Commercial litigation, Beginning balance	782	468
Commercial litigation, Additions	646	552
Commercial litigation, Amounts used during the period		(102)
Commercial litigation, Reversals	(570)	(215)
Commercial litigation, OCI	(8)	79
Commercial litigation, Ending balance	850	782
Redundancy Plan [member]
Disclosure of defined benefit plans [line items]
Redundancy plan, Beginning balance	7	6
Redundancy plan, Additions	0	0
Redundancy plan, Amounts used during the period	0	0
Redundancy plan, Reversals	(6)
Redundancy plan, OCI	$ (1)	1
Redundancy plan, Ending balance		$ 7